EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in US$ thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Quarter ended September 30, 2020 Weighted Average Ordinary Shares Outstanding
June 30, 2020	Beginning Balance		87,495,221
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	2,237,000
August 14, 2020	Vesting of restricted share units	282,332	144,235
September 30, 2020	Ending Balance		89,876,456

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.

Date	Transaction Detail	Change in Shares	Quarter ended September 30, 2019 Weighted Average Ordinary Shares Outstanding
June 30, 2019	Beginning Balance		86,896,779
August 14, 2019	Vesting of restricted share units	250,310	127,876
September 30, 2019	Ending Balance		87,024,655

Date	Transaction Detail	Change in Shares	Year-to-date period ended September 30, 2020 Weighted Average Ordinary Shares Outstanding
December 31, 2019	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,932	220,273
June 1, 2020	Shares to be issued in SAPESCO transaction (Note 5) (1)	2,237,000	996,036
August 14, 2020	Restricted stock vesting	282,332	48,429
September 30, 2020	Ending Balance		88,452,027

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares expected to be issued in the fourth quarter of 2020 pursuant to the Sale & Purchase Agreement for SAPESCO have been included in basic earnings per share since June 1, 2020.

Date	Transaction Detail	Change in Shares	Year-to-date period ended September 30, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	32,806
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
August 14, 2019	Restricted stock vesting	250,310	250,310
September 30, 2019	Ending Balance		86,938,883

	Quarter ended		Year-to-date period ended
Shares for Use in Allocation of Participating Earnings:	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Weighted average ordinary shares outstanding	89,876,456	87,024,655	88,452,027	86,938,883
Non-vested, participating restricted shares	869,424	1,571,126	869,424	1,382,896
Shares for use in allocation of participating earnings	90,745,880	88,595,781	89,321,451	88,321,779

Basic earnings per share (EPS):

	Quarter ended		Year-to-date Period Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Net income	$11,666	$11,110	$33,569	$35,640
Less dividends to:
Ordinary Shares	-	-	-	-
Non-vested participating shares	-	-	-	-
Total Undistributed Earnings	$11,666	$11,110	$33,569	$35,640

	Quarter ended		Year-to-date period ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Allocation of undistributed earnings to Ordinary Shares	$11,554	$10,913	$33,242	$35,082
Allocation of undistributed earnings to Non-vested Shares	112	197	327	558
Total Undistributed Earnings	$11,666	$11,110	$33,569	$35,640

	Quarter ended		Year-to-date period ended
Ordinary Shares:	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019

Distributed Earnings	$-	$-	$-	$-
Undistributed Earnings	0.13	0.13	0.38	0.40
Total	$0.13	$0.13	$0.38	$0.40

Diluted earnings per share (EPS):

	Quarter ended September 30, 2020			Quarter ended September 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$11,554	89,876,456	$0.13	$10,913	87,024,655	$0.13

Add-back:
Undistributed earnings allocated to non-vested shareholders	112	-		197	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(112)	-		(197)	-

Diluted EPS — Ordinary shares	$11,554	89,876,456	$0.13	$10,913	87,024,655	$0.13

	Year-to-date period ended September 30, 2020			Year-to-date period ended September 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$33,242	88,452,027	$0.38	$35,082	86,938,883	$0.40

Add-back:
Undistributed earnings allocated to non-vested shareholders	327	-		558	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)(1)	-	-		-	-

Less:
Undistributed earnings reallocated to non-vested shareholders	(327)	-		(558)	-

Diluted EPS — Ordinary shares	$33,242	88,452,027	$0.38	$35,082	86,938,883	$0.40

(1)	Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at both September 30, 2020, and September 30, 2019. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,119,905 and 0 (zero) restricted stock units that are non-participating as of September 30, 2020 and September 30, 2019, respectively.